Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories
Nickel (co-products and by-products)	$ 1,672	$ 1,771
Iron ore and pellets	1,296	1,137
Manganese and ferroalloys	92	240
Fertilizer	493	387
Copper concentrate	139	72
Coal	268	277
Others	40	91
Spare parts and maintenance supplies	1,281	1,276
Inventory net	5,281	5,251
Provision for adjustment to market value for product nickel and manganese	$ 14	$ 9